Contracts with Customers - Timing of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 105.3	$ 54.8	$ 187.3	$ 103.2
Over time
Disaggregation of Revenue [Line Items]
Revenue	102.0	52.3	179.6	97.0
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 3.3	$ 2.5	$ 7.7	$ 6.2